Segment information - Assets and Liabilities Reconciliation (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Deferred income tax assets	$ 23,722	$ 15,507
Trade and other receivables	447,239	251,866
Short-term investments	89,826	46,097
Cash and cash equivalents	383,150	211,244	$ 339,781	$ 230,653
TOTAL ASSETS	5,248,798	3,114,888
LIABILITIES
Trade and other payables	673,860	207,674
Deferred income tax liabilities	728,634	330,336
Payroll and social liabilities	39,349	34,189
Provisions for other liabilities	27,738	3,752	$ 3,599
Current income tax liabilities	31,921	3,471
TOTAL LIABILITIES	3,456,507	1,706,787
Operating segments
ASSETS
Total reportable assets as per segment information	4,272,166	2,559,828
Intangible assets (excluding goodwill)	26,105	16,989
Deferred income tax assets	23,722	15,507
Trade and other receivables	447,239	251,866
Other assets	3,459	3,761
Derivative financial instruments	3,131	9,596
Short-term investments	89,826	46,097
Cash and cash equivalents	383,150	211,244
LIABILITIES
Total reportable liabilities as per segment information	1,949,611	1,121,586
Trade and other payables	673,860	207,674
Deferred income tax liabilities	728,634	330,336
Payroll and social liabilities	39,349	34,189
Provisions for other liabilities	27,738	3,752
Current income tax liabilities	31,921	3,471
Derivative financial instruments	$ 5,394	$ 5,779